Financial instruments - Short-term Financing Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Undrawn borrowing facilities	$ 1,810.2	$ 1,873.8	$ 1,351.7